Cash flow information - Schedule of adjustments to reconcile net loss to net cash generated from operations (Details) - EUR (€) € in Thousands		12 Months Ended
	Feb. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
PROFIT/(LOSS) FOR THE PERIOD		€ (12,247)	€ (101,429)	€ (143,279)
Gain from sale of Priority Review Voucher, net	€ (90,800)	(90,833)	0	0
ADJUSTMENTS FOR NON-CASH TRANSACTIONS:
Depreciation and amortization		19,586	17,584	21,036
Write-off/impairment fixed assets/intangibles		0	(731)	23,249
Share-based compensation expense		7,975	5,111	(8,656)
Income tax expense/(income)		761	2,800	(1,536)
Dividends received from associated companies		0	0	0
(Profit)/loss from disposal of property, plant, equipment and intangible assets		(266)	(12)	38
Share of (profit)/loss from associates		0	0	(9)
(Profit)/loss from disposal held for sale		0	580	0
Provision for employer contribution costs on share-based compensation plans		(1,594)	(1,659)	(22,933)
Other non-cash (income)/expense		895	(804)	14,088
Interest income		(2,362)	(1,210)	(260)
Interest expense		23,984	23,325	19,054
Adjustments for non-cash transactions		48,979	44,984	44,070
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets		449	(192)	10,981
Long term contract liabilities		0	0	(5,241)
Long term refund liabilities		0	1,136	(154,833)
Other non-current liabilities and provisions		(629)	(430)	1,379
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES		(180)	514	(147,713)
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory		(6,803)	(9,165)	84,224
Trade and other receivables		15,707	(2,855)	12,401
Contract liabilities		(2,793)	(3,471)	(114,603)
Refund liabilities		(14,183)	(112,689)	33,764
Trade and other payables and provisions		(3,321)	(17,398)	(14,053)
Total changes in working capital		(11,394)	(145,578)	1,732
Cash used in operations		€ (65,674)	€ (201,509)	(245,189)
Provision for employer contribution released				(23,200)
UK Authority
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Revenue from royalty obligation				€ 169,200